Nuveen Municipal Credit Income Fund
Portfolio of Investments January 31, 2023
(Unaudited)
NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.9%   (100.0% of Total Investments)
X
3,630,218,801 MUNICIPAL BONDS - 158.1% (97.0% of Total Investments)
X 3,630,218,801
Alabama - 0.8% (0.5% of Total Investments)
$ 8,585 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   $ 8,727,683
2,115 Alabama Special Care Facilities Financing Authority, Birmingham,
Hospital Revenue Bonds, Daughters of Charity National Health System
- Providence Hospital and St. Vincent's Hospital, Series 1995, 5.000%,
11/01/25, (ETM)
3/23 at 100.00 N/R  (4) 2,260,977
2,280 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 Aa2   2,346,690
2,720 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 Aa2   2,799,560
340 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   355,249
1,350 Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series
2013A, 5.250%, 10/01/48 - AGM Insured
10/23 at 102.00 BB+   1,389,798
17,390 Total Alabama 17,879,957
Alaska - 0.3% (0.2% of Total Investments)
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
1,000 5.000%, 1/01/31, (AMT) 7/25 at 100.00 Baa2   1,034,550
2,950 5.000%, 1/01/33, (AMT) 7/25 at 100.00 Baa2   3,047,143
2,400 5.000%, 1/01/34, (AMT) 7/25 at 100.00 Baa2   2,475,264
6,350 Total Alaska 6,556,957
Arizona - 1.5% (1.0% of Total Investments)
2,820 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 A2   2,866,925
2,131 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (5)
7/27 at 100.00 N/R   1,640,888
3,185 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R   3,216,468
1,750 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 A2   1,819,457
10,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 AA-   10,336,800
Phoenix Mesa Gateway Airport Authority, Arizona, Special
Facility Revenue Bonds, Mesa Project, Series 2012:
400 5.000%, 7/01/27, (AMT) 3/23 at 100.00 A1   400,652
950 5.000%, 7/01/32, (AMT) 3/23 at 100.00 A1   951,377
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
1,790 5.375%, 7/01/46 7/26 at 100.00 BB-   1,767,571
2,140 5.500%, 7/01/51 7/26 at 100.00 BB-   2,124,699

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 595 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   $ 600,290
2,060 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   2,137,518
35 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%,
7/01/39
7/25 at 100.00 N/R   33,738
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
50 5.000%, 12/01/32 No Opt. Call BBB+   54,584
7,235 5.000%, 12/01/37 No Opt. Call BBB+   7,674,526
35,141 Total Arizona 35,625,493
Arkansas - 0.8% (0.5% of Total Investments)
10,055 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   10,060,631
6,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   5,438,460
2,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   1,884,780
18,055 Total Arkansas 17,383,871
California - 24.6% (15.1% of Total Investments)
2,000 ABC Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2000B, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call AA-   1,975,380
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA   3,651,203
535 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 BBB   538,959
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R   1,955,499
Calexico Unified School District, Imperial County,
California, General Obligation Bonds, Series 2005B:
4,070 0.000%, 8/01/32 - FGIC Insured No Opt. Call A   2,987,258
6,410 0.000%, 8/01/34 - FGIC Insured No Opt. Call A   4,306,302
1,510 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   1,460,064
1,515 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R   1,478,049
1,295 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/36
2/23 at 100.00 N/R   1,292,410
60 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   55,396

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 22,650 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49, (UB)
(6)
11/26 at 100.00 A3   $ 23,186,352
3,500 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 Baa1   3,356,185
California Health Facilities Financing Authority, Revenue
Bonds, Saint Joseph Health System, Series 2013A:
3,840 5.000%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A+  (4) 3,880,934
710 5.000%, 7/01/37, (Pre-refunded 7/01/23) 7/23 at 100.00 A+  (4) 717,569
825 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 5.375%, 7/01/45,
144A
7/25 at 100.00 BB+   832,095
34,780 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 A1   35,006,418
22,130 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+   21,955,616
1,795 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 Baa3   1,822,446
2,000 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/51, 144A
6/26 at 100.00 N/R   1,854,400
2,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/38
3/23 at 100.00 A+   2,003,900
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2014A:
2,500 5.250%, 12/01/44 12/24 at 100.00 BB   2,510,175
11,712 5.500%, 12/01/54 12/24 at 100.00 BB   11,779,930
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
2,250 5.000%, 12/01/41, 144A 6/26 at 100.00 BB   2,257,538
4,730 5.000%, 12/01/46, 144A 6/26 at 100.00 BB   4,614,919
33,550 5.250%, 12/01/56, 144A 6/26 at 100.00 BB   33,619,113
17,205 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB   17,441,741
16 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (5),(7)
1/22 at 100.00 N/R   16,388
11 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (5),(7)
1/22 at 100.00 N/R   11,062
9,955 Capistrano Unified School District, Orange County, California, Special
Tax Bonds, Community Facilities District 98-2, Series 2005, 0.000%,
9/01/31 - FGIC Insured
No Opt. Call Baa2   7,430,312
Clovis Unified School District, Fresno County, California,
General Obligation Bonds, Election 2012 Series 2013B:
1,865 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 1,889,432
1,135 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 AA  (4) 1,150,152

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,795 Colton Joint Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2006C, 0.000%, 2/01/37 - FGIC
Insured
No Opt. Call A+   $ 2,224,705
6,050 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%,
10/01/46, 144A
10/31 at 100.00 N/R   4,686,330
6,215 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   4,879,334
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
2,330 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R   1,855,682
10,145 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R   7,410,618
6,005 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R   4,733,862
21,855 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R   15,637,908
15,120 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   10,714,032
1,320 Davis, California, Special Tax Bonds, Community Facilities District 2015-1
Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R   1,349,185
2,510 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 1,
Series 2004B, 0.000%, 10/01/28 - NPFG Insured
No Opt. Call AA-   2,160,131
3,360 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 2,
Series 2002A, 0.000%, 7/01/27 - NPFG Insured
No Opt. Call AA-   2,998,430
3,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34
- AGM Insured
No Opt. Call BBB+   2,605,786
Foothill/Eastern Transportation Corridor Agency,
California, Toll Road Revenue Bonds, Refunding Series
2013A:
3,000 0.000%, 1/15/26 (8) No Opt. Call Baa2   3,035,670
1,560 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 1,610,653
3,560 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 3,682,927
4,505 Foothill-De Anza Community College District, Santa Clara County,
California, Election of 1999 General Obligation Bonds, Series A,
0.000%, 8/01/30 - NPFG Insured
No Opt. Call AAA   3,677,657
5,855 Fremont Union High School District, Santa Clara County, California,
General Obligation Bonds, Refunding Series 2017A, 4.000%, 8/01/46
8/27 at 100.00 AAA   5,891,301
2,315 Gateway Unified School District, California, General Obligation Bonds,
Series 2004B, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call A+   1,719,906
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding Series 2015A:
8,495 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 A+  (4) 9,041,228
3,170 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/26 - AGM Insured, (ETM)
No Opt. Call Aa3  (4) 2,937,861

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds,
Tender Option Bond Trust 2015-XF1038:
$ 2,445 14.939%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (6) 6/25 at 100.00 Aa1  (4) $ 3,073,120
1,250 14.951%, 6/01/40, 144A, (IF) (6) 6/25 at 100.00 Aa1   1,571,400
15,000 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 Aa2   15,105,600
3,190 Hillsborough City School District, San Mateo County, California, General
Obligation Bonds, Series 2006B, 0.000%, 9/01/27
No Opt. Call AAA   2,849,723
5,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005, 0.000%, 8/01/31 -
NPFG Insured
No Opt. Call Aa2   3,934,750
2,500 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 -
FGIC Insured
No Opt. Call AA-   1,894,200
225 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 4.536%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (9)
No Opt. Call A-   221,427
12,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/41, (AMT), (UB)
5/25 at 100.00 AA   12,315,000
2,155 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.000%, 5/15/42,
(AMT)
11/31 at 100.00 AA   2,337,421
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
4,930 4.000%, 5/15/46, (AMT) 11/31 at 100.00 AA-   4,806,799
70 4.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R  (4) 75,875
9,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 4.000%,
5/15/49, (AMT)
5/32 at 100.00 AA-   8,766,090
2,000 Martinez Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-
refunded 8/01/24)
8/24 at 100.00 Aa3  (4) 2,106,500
1,000 Mendocino-Lake Community College District, Mendocino and Lake
Counties, California, General Obligation Bonds, Election 2006, Series
2011B, 5.600%, 8/01/31, (Pre-refunded 8/01/26) - AGM Insured
8/26 at 100.00 Aa3  (4) 1,118,730
10,000 Milpitas Municipal Financing Authority, California, Wastewater Revenue
Bonds, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 AA+   10,086,000
2,335 Morongo Band of Mission Indians, California, Enterprise Revenue
Bonds, Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB-   2,359,027
Mount San Antonio Community College District, Los
Angeles County, California, General Obligation Bonds,
Election of 2008, Series 2013A:
1,030 0.000%, 8/01/28 (8) 2/28 at 100.00 AA   1,150,335
2,320 0.000%, 8/01/43 (8) 8/35 at 100.00 AA   2,162,356
5,420 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+   6,811,585
M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C:
2,700 7.000%, 11/01/34 No Opt. Call BBB+   3,489,669
2,200 6.500%, 11/01/39 No Opt. Call BBB+   2,764,850

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
North Orange County Community College District,
California, General Obligation Bonds, Election of 2002
Series 2003B:
$ 7,735 0.000%, 8/01/25 - FGIC Insured No Opt. Call AA+   $ 7,229,905
4,180 0.000%, 8/01/26 - FGIC Insured No Opt. Call AA+   3,804,761
10,885 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series 2005B,
0.000%, 8/01/25 - FGIC Insured
No Opt. Call A+   10,176,713
10,000 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2022C, 4.000%, 8/01/47
8/30 at 100.00 Aa2   9,962,200
6,000 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 - NPFG
Insured
No Opt. Call BBB-   5,741,220
12,210 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A,
6.750%, 8/01/40
8/30 at 100.00 BBB-   14,508,410
5,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 BBB-   5,889,450
1,750 Paramount Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2001B, 0.000%, 9/01/23 - AGM
Insured
No Opt. Call Aa3   1,723,488
3,200 Redlands Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2003, 0.000%, 7/01/27 - AGM
Insured
No Opt. Call A1   2,812,480
205 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 A  (4) 207,312
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM
Insured
No Opt. Call BBB+   2,583,942
165 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R   168,648
2,750 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A   2,841,492
2,360 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 A2   2,478,330
9,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%,
5/01/44, (AMT)
5/24 at 100.00 A+   9,094,680
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
13,015 5.000%, 5/01/43, (AMT) 5/28 at 100.00 A+   13,628,787
33,485 5.000%, 5/01/48, (AMT), (UB) (6) 5/28 at 100.00 A+   34,703,854
6,650 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%,
5/01/44, (AMT)
5/29 at 100.00 A+   6,987,620
12,535 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%,
5/01/45, (AMT)
5/29 at 100.00 A+   13,144,201
5,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 BBB+   4,864,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,700 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB   $ 2,752,542
San Joaquin Hills Transportation Corridor Agency,
Orange County, California, Toll Road Revenue Bonds,
Refunding Senior Lien Series 2014A:
6,630 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 6,990,208
3,160 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 3,331,683
5,760 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/45
8/25 at 34.92 A3   1,803,514
Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Series
2007A:
7,500 0.000%, 6/01/36 3/23 at 47.96 N/R   3,581,400
37,555 0.000%, 6/01/47 3/23 at 25.60 N/R   9,567,512
1,800 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%,
8/01/27 - FGIC Insured
No Opt. Call AA-   1,601,010
4,005 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 0.000%, 8/01/36 - AGM Insured (8)
8/31 at 100.00 AA   4,235,728
622,329 Total California 565,306,500
Colorado - 6.9% (4.2% of Total Investments)
1,500 Anthem West Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 A1   1,593,660
1,206 Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A, 5.500%, 12/01/36
3/23 at 102.00 N/R   1,216,323
Canyons Metropolitan District 5, Douglas County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series
2017A:
775 6.000%, 12/01/37 3/23 at 103.00 N/R   771,164
2,320 6.125%, 12/01/47 3/23 at 103.00 N/R   2,318,283
685 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
3/23 at 103.00 N/R   684,493
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
770 5.000%, 12/01/37, 144A 3/23 at 103.00 N/R   742,588
2,210 5.000%, 12/01/47, 144A 3/23 at 103.00 N/R   2,049,863
625 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 6.000%, 12/01/38, (Pre-refunded
12/01/23)
12/23 at 100.00 BBB  (4) 642,500
900 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A,
5.000%, 6/01/37
12/25 at 100.00 N/R   886,365
Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017:
750 4.000%, 12/31/30, (AMT) 12/27 at 100.00 A-   778,740
250 4.000%, 6/30/31, (AMT) 12/27 at 100.00 A-   259,510
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36
12/23 at 100.00 A+   2,012,700

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,820 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/38
8/29 at 100.00 Baa1   $ 2,808,241
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
5,500 5.000%, 8/01/34 8/29 at 100.00 Baa1   6,001,655
6,000 5.000%, 8/01/37 8/29 at 100.00 Baa1   6,380,940
3,335 5.000%, 8/01/38 8/29 at 100.00 Baa1   3,530,731
4,000 5.000%, 8/01/39 8/29 at 100.00 Baa1   4,215,600
28,345 5.000%, 8/01/44 8/29 at 100.00 Baa1   29,524,152
820 4.000%, 8/01/49 8/29 at 100.00 Baa1   772,252
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2022A:
5,000 5.500%, 11/01/47 11/32 at 100.00 Baa1   5,425,200
8,300 5.250%, 11/01/52, (UB) (6) 11/32 at 100.00 Baa1   8,778,661
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 4.000%, 12/01/42
3/23 at 100.00 A+   2,100,000
585 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 590,634
3,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R  (4) 3,879,709
2,105 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   2,102,116
2,250 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2013B-1, 5.000%, 11/15/38
11/23 at 100.00 Aa2   2,285,527
3,870 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   3,914,892
365 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   370,428
1,240 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   1,260,088
10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A   4,621,500
8,845 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call A   8,014,720
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
7,550 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   6,238,263
11,100 0.000%, 9/01/31 - NPFG Insured No Opt. Call A   8,563,428
10,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   7,426,900
4,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 A   1,811,480
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
1,125 5.750%, 12/01/30 12/24 at 100.00 N/R   1,115,820
1,000 6.000%, 12/01/38 12/24 at 100.00 N/R   953,760
825 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
3/23 at 103.00 N/R   834,892

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,310 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 N/R   $ 4,210,224
1,870 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   1,929,447
490 Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%,
12/01/45
12/26 at 100.00 N/R   470,625
Public Authority for Colorado Energy, Natural Gas
Purchase Revenue Bonds,  Colorado Springs Utilities,
Series 2008:
475 6.250%, 11/15/28 No Opt. Call A-   521,692
4,030 6.500%, 11/15/38 No Opt. Call A-   4,997,845
954 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R   899,422
55 Water Valley Metropolitan District 1, Colorado, General Obligation
Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 N/R   55,052
105 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 N/R   105,168
7,320 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/51
7/31 at 100.00 AA   8,070,373
168,335 Total Colorado 158,737,626
Connecticut - 0.3% (0.2% of Total Investments)
6,345 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 A-   5,965,315
6,345 Total Connecticut 5,965,315
District of Columbia - 1.0% (0.6% of Total Investments)
5,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A,
4.000%, 3/01/39
9/29 at 100.00 Aa1   5,184,950
10,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.000%, 7/01/39
7/32 at 100.00 Aa1   11,613,200
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/37 - AGC
Insured
No Opt. Call Baa1   5,518,500
25,000 Total District of Columbia 22,316,650
Florida - 10.1% (6.2% of Total Investments)
Bay County, Florida, Educational Facilities Revenue
Refunding Bonds, Bay Haven Charter Academy, Inc.
Project, Series 2013A:
1,005 5.000%, 9/01/43 9/23 at 100.00 BBB   1,010,477
865 5.000%, 9/01/45 9/23 at 100.00 BBB   869,490
625 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A, 5.375%, 11/01/36
11/27 at 100.00 N/R   635,875
665 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 N/R   655,451
1,000 Bonterra Community Development District, Hialeah, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%,
5/01/34
5/27 at 100.00 N/R   986,200

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Brevard County Health Facilities Authority, Florida,
Hospital Revenue Bonds, Health First Obligated Group,
Series 2022A:
$ 3,315 5.000%, 4/01/41 4/32 at 100.00 A   $ 3,596,841
3,000 5.000%, 4/01/47 4/32 at 100.00 A   3,200,580
1,480 Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale
Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/33, (Pre-
refunded 4/01/23) - AGM Insured, (AMT)
4/23 at 100.00 AA  (4) 1,485,772
4,390 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A, 5.000%, 7/01/50
7/25 at 100.00 CCC   3,440,531
325 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   311,649
150 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   145,830
2,000 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2013A, 5.625%, 6/01/33
6/23 at 100.00 BBB-   2,007,140
Creekside at Twin Creeks Community Development
District, Florida, Special Assessment Bonds, Area 1
Project, Series 2016A-1:
120 5.250%, 11/01/37 11/28 at 100.00 N/R   121,964
155 5.600%, 11/01/46 11/28 at 100.00 N/R   157,276
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Series 2015:
555 5.250%, 5/01/35 5/26 at 100.00 N/R   560,872
615 5.300%, 5/01/36 5/26 at 100.00 N/R   622,435
955 5.500%, 5/01/45 5/26 at 100.00 N/R   961,561
1,305 5.500%, 5/01/46 5/26 at 100.00 N/R   1,312,634
Escambia County Health Facilities Authority, Florida,
Health Care Facilities Revenue Bonds, Baptist Health Care
Corporation Obligated, Series 2020A:
12,505 4.000%, 8/15/45 2/30 at 100.00 Baa2   11,899,508
6,515 4.000%, 8/15/50 2/30 at 100.00 Baa2   6,063,706
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Upper School Project, Series 2017C:
1,115 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R   1,136,241
3,385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   3,414,517
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A:
1,420 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R   1,382,782
1,465 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R   1,417,797
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies Inc., Series
2016A:
1,000 5.000%, 7/01/36 7/26 at 100.00 N/R   926,950
6,785 5.125%, 7/01/46 7/26 at 100.00 N/R   5,988,712
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
900 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R   915,390
560 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R   565,158
120 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R   107,290

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter
Educational Foundation Inc. Projects, Series 2016A:
$ 1,015 6.250%, 6/15/36, 144A 6/26 at 100.00 N/R   $ 1,057,325
2,475 6.375%, 6/15/46, 144A 6/26 at 100.00 N/R   2,552,839
14,500 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   13,122,500
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
19,155 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 3/23 at 101.00 N/R   18,559,088
10,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/23 at 102.00 N/R   9,240,800
14,210 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/23 at 102.00 N/R   12,927,121
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
3/23 at 102.00 N/R   24,961,250
320 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 N/R   316,954
Greater Orlando Aviation Authority, Florida, Airport
Facilities Revenue Bonds, Series 2019A:
5,000 4.000%, 10/01/39, (AMT) 10/29 at 100.00 AA-   4,958,800
4,230 4.000%, 10/01/49, (AMT) 10/29 at 100.00 AA-   4,059,912
4,500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/42, (AMT)
10/27 at 100.00 A+   4,688,685
14,375 Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/36
6/26 at 100.00 A-   14,971,562
6,845 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT)
10/31 at 100.00 Aa3   6,567,504
12,410 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/48, (AMT)
10/28 at 100.00 AA-   12,919,058
1,750 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2015B, 5.000%,
10/01/40, (Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 A+  (4) 1,810,812
7,665 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 A   7,957,573
2,140 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.350%, 8/01/35
8/26 at 100.00 N/R   2,185,026
6,495 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   6,126,993
7,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health, Inc., Series 2019A, 5.000%, 10/01/47
4/29 at 100.00 A2   7,941,000
2,335 Orlando, Florida, Capital Improvement Special Revenue Bonds, Series
2014B, 5.000%, 10/01/46
10/24 at 100.00 AA+   2,413,830
500 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52
11/32 at 100.00 BBB-   515,090

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,950 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/39, 144A
4/29 at 100.00 Ba1   $ 1,905,482
545 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R   529,457
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area
2, Series 2016:
130 4.750%, 11/01/28 11/27 at 100.00 N/R   131,651
265 5.375%, 11/01/36 11/27 at 100.00 N/R   269,579
10,075 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 Aa3   9,946,141
365 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A1,
3.625%, 5/01/35
5/26 at 100.00 A   363,613
South Village Community Development District, Clay
County, Florida, Capital Improvement Revenue Bonds,
Refunding Series 2016A2:
100 4.350%, 5/01/26 No Opt. Call N/R   100,238
100 4.875%, 5/01/35 5/26 at 100.00 N/R   100,371
1,350 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series
2014A, 5.125%, 7/01/34
1/24 at 100.00 A-   1,371,208
395 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)
3/23 at 100.00 N/R   353,256
430 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)
3/23 at 100.00 N/R   4
300 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 N/R   305,184
236,720 Total Florida 231,130,535
Georgia - 1.4% (0.9% of Total Investments)
2,725 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1,
5.250%, 7/01/40
7/25 at 100.00 A   2,835,853
285 Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 6.500%, 1/01/29 (5)
1/28 at 100.00 N/R   151,050
19,265 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A1   18,377,076
2,000 Georgia Ports Authority, Revenue Bonds, Series 2022, 4.000%, 7/01/52 7/32 at 100.00 AA   1,982,440
840 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.875%,
6/15/47, 144A
6/27 at 100.00 N/R   851,693
260 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds,
Series 2007A, 5.500%, 9/15/26
No Opt. Call A-   276,874
1,070 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A, 5.000%, 5/15/43
5/29 at 100.00 A3   1,088,757
3,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 Ba3   2,868,510

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 3,700 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.500%, 7/01/60
7/25 at 100.00 BBB+   $ 3,777,700
33,145 Total Georgia 32,209,953
Guam - 0.2% (0.1% of Total Investments)
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
195 5.000%, 11/15/33 11/25 at 100.00 BB   201,369
1,805 5.000%, 11/15/39 11/25 at 100.00 BB   1,832,598
1,310 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Baa2  (4) 1,326,532
1,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 10/01/37
10/27 at 100.00 BBB   1,041,870
4,310 Total Guam 4,402,369
Hawaii - 0.3% (0.2% of Total Investments)
3,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 A1   3,022,080
1,175 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
7/23 at 100.00 BB   1,184,635
2,320 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 A+   2,376,678
6,495 Total Hawaii 6,583,393
Idaho - 0.1% (0.0% of Total Investments)
1,175 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 BB+   1,194,952
595 Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32
3/23 at 100.00 A3   595,821
1,770 Total Idaho 1,790,773
Illinois - 25.3% (15.5% of Total Investments)
55,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   57,673,000
2,255 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB   2,269,477
15,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
3/23 at 100.00 BB   15,499,380
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB   9,264,360
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A:
1,800 7.000%, 12/01/26 12/25 at 100.00 BB   1,945,026
51,780 7.000%, 12/01/44 12/25 at 100.00 BB   55,227,512
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB   1,422,015
6,210 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB   6,814,233
450 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/26 - NPFG Insured
No Opt. Call BB   394,326

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Board of Education, Illinois, Unlimited Tax
General Obligation Bonds, Dedicated Tax Revenues,
Series 1998B-1:
$ 1,715 0.000%, 12/01/26 - NPFG Insured No Opt. Call BB   $ 1,502,820
1,000 0.000%, 12/01/27 - NPFG Insured No Opt. Call BB   839,900
1,765 0.000%, 12/01/30 - NPFG Insured No Opt. Call BB   1,303,029
Chicago Board of Education, Illinois, Unlimited Tax
General Obligation Bonds, Dedicated Tax Revenues,
Series 1999A:
2,585 0.000%, 12/01/27 - NPFG Insured No Opt. Call BB   2,171,142
8,565 0.000%, 12/01/31 - NPFG Insured No Opt. Call BB   6,030,959
2,430 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+   2,563,626
Chicago, Illinois, General Obligation Bonds, City
Colleges, Series 1999:
25,755 0.000%, 1/01/29 - NPFG Insured No Opt. Call Baa2   20,868,761
8,765 0.000%, 1/01/34 - FGIC Insured No Opt. Call Baa2   5,725,824
17,310 0.000%, 1/01/37 - FGIC Insured No Opt. Call Baa2   9,452,645
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
670 5.500%, 1/01/31 1/25 at 100.00 Baa3   688,686
1,000 5.500%, 1/01/33 1/25 at 100.00 Baa3   1,025,470
2,695 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.000%, 1/01/35
1/24 at 100.00 Baa3   2,700,902
13,205 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   14,078,511
2,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/40
1/25 at 100.00 Baa3   2,039,280
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2007E:
10,115 5.500%, 1/01/35 1/25 at 100.00 Baa3   10,344,610
5,890 5.500%, 1/01/42 1/25 at 100.00 Baa3   5,990,130
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
3,470 5.000%, 1/01/24 No Opt. Call BBB   3,513,167
350 5.000%, 1/01/29 1/26 at 100.00 BBB   360,118
765 5.000%, 1/01/35 1/26 at 100.00 BBB   782,037
1,610 Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%,
1/01/30
No Opt. Call A1   1,276,295
Chicago, Illinois, General Obligation Bonds, Series
2015A:
1,150 5.500%, 1/01/33 1/25 at 100.00 BBB   1,179,291
1,000 5.500%, 1/01/35 1/25 at 100.00 BBB   1,022,700
9,800 5.500%, 1/01/39 1/25 at 100.00 BBB   9,998,940
10,125 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB) (6)
1/29 at 100.00 BBB   10,173,296
405 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1   313,490
8,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A   7,701,120
800 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 5.500%,
12/01/30, 144A
12/25 at 100.00 N/R   827,432

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,675 Illinois Finance Authority, Revenue Bonds, Columbia College Chicago,
Series 2015A, 5.000%, 12/01/37
12/25 at 100.00 BBB+   $ 2,743,159
4,470 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46
6/26 at 100.00 A3   4,524,534
Illinois Finance Authority, Revenue Bonds, Rehabilitation
Institute of Chicago, Series 2013A:
415 5.500%, 7/01/28 7/23 at 100.00 A   416,925
905 6.000%, 7/01/43 7/23 at 100.00 A   915,824
1,050 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3   1,054,683
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
2,700 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 N/R  (4) 2,887,704
300 5.000%, 10/01/46, (UB) 10/25 at 100.00 AA-   315,132
Illinois State, General Obligation Bonds, April Series
2014:
6,165 5.000%, 4/01/38 4/24 at 100.00 BBB+   6,225,047
5,000 5.000%, 4/01/39 4/24 at 100.00 BBB+   5,044,600
Illinois State, General Obligation Bonds, February Series
2014:
4,100 5.250%, 2/01/31 2/24 at 100.00 BBB+   4,168,552
2,200 5.250%, 2/01/32 2/24 at 100.00 BBB+   2,235,354
2,435 5.250%, 2/01/33 2/24 at 100.00 BBB+   2,472,621
6,000 5.000%, 2/01/39 2/24 at 100.00 BBB+   6,047,100
1,785 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB+   1,939,153
Illinois State, General Obligation Bonds, November
Series 2016:
3,100 5.000%, 11/01/35 11/26 at 100.00 BBB+   3,215,103
3,000 5.000%, 11/01/37 11/26 at 100.00 BBB+   3,092,730
2,400 5.000%, 11/01/40 11/26 at 100.00 BBB+   2,455,104
5,795 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB+   6,191,610
3,800 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27 (6)
No Opt. Call BBB+   4,096,856
20,830 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27, (UB) (6)
No Opt. Call BBB+   22,457,240
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB+   5,349,450
5,350 Illinois State, General Obligation Bonds, Refunding April Series 2019B,
5.125%, 9/01/26
No Opt. Call BBB+   5,717,973
27,215 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38 7/23 at 100.00 BBB+   27,385,094
7,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
3/23 at 100.00 AA-   7,263,485
2,755 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   2,868,782
560 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052, 12.757%, 1/01/38, 144A, (IF)
1/23 at 100.00 AA-   564,189
2,500 Kane & DeKalb Counties Community Unit School District 301, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 12/01/23 - NPFG
Insured
No Opt. Call Aa2   2,432,625
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB   5,429,160

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
$ 10,000 4.000%, 6/15/50 12/29 at 100.00 BBB   $ 8,941,000
13,000 5.000%, 6/15/50 12/29 at 100.00 BBB   13,210,210
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2015A:
23,110 0.000%, 12/15/52 No Opt. Call BBB   4,899,089
2,455 5.000%, 6/15/53 12/25 at 100.00 BBB   2,467,078
1,945 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   1,956,553
8,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM
Insured
No Opt. Call BBB   1,589,120
45,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/43 - AGM Insured
No Opt. Call BBB   17,984,700
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Refunding Series 1998A:
2,680 5.500%, 6/15/29 - NPFG Insured No Opt. Call Baa2   2,919,512
145 5.500%, 6/15/29, (Pre-refunded 6/15/25) - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 152,960
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
8,400 0.000%, 12/15/30 - NPFG Insured No Opt. Call Baa2   6,307,812
7,940 0.000%, 6/15/33 - NPFG Insured No Opt. Call Baa2   5,288,357
450 0.000%, 12/15/34 - NPFG Insured No Opt. Call Baa2   277,560
12,500 0.000%, 6/15/35 - NPFG Insured No Opt. Call Baa2   7,479,625
10,620 0.000%, 12/15/35 - NPFG Insured No Opt. Call Baa2   6,156,414
11,505 0.000%, 12/15/36 - NPFG Insured No Opt. Call Baa2   6,306,581
65,000 0.000%, 12/15/38 - NPFG Insured No Opt. Call Baa2   32,295,900
38,040 0.000%, 6/15/40 - NPFG Insured No Opt. Call Baa2   17,157,562
3,720 0.000%, 6/15/41 - NPFG Insured No Opt. Call Baa2   1,576,796
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A:
6,935 5.000%, 1/01/37 1/28 at 100.00 AA-   7,402,072
4,755 5.000%, 1/01/40 1/28 at 100.00 AA-   5,030,933
4,005 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
3/23 at 100.00 B1   4,005,521
1,580 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/32
10/23 at 100.00 A-   1,616,514
11,350 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 1/01/24 - AGM
Insured
No Opt. Call A1   11,017,105
713,960 Total Illinois 580,532,273
Indiana - 3.1% (1.9% of Total Investments)
Carmel Redevelopment Authority, Indiana, Lease Rent
Revenue Bonds, Series 2005:
1,950 0.000%, 2/01/24 No Opt. Call Aa3   1,889,784
2,705 0.000%, 2/01/25 No Opt. Call Aa3   2,539,481

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 4,400 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2000,
0.000%, 1/15/24 - NPFG Insured
No Opt. Call Baa2   $ 4,284,104
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,786,360
1,230 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
3/23 at 100.00 B1   1,230,160
1,815 Indiana Finance Authority, Hospital Revenue Bonds, Community Health
Network Project, Series 2012A, 5.000%, 5/01/42, (Pre-refunded
5/01/23)
5/23 at 100.00 A2  (4) 1,826,634
9,300 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/44, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R  (4) 9,454,752
Indiana Finance Authority, Provate Activity Bonds, Ohio
River Bridges East End Crossing Project, Series 2013A:
1,500 5.000%, 7/01/35, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 1,513,380
5,380 5.000%, 7/01/44, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 5,427,989
5,100 5.000%, 7/01/48, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 5,145,492
5,370 5.250%, 1/01/51, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 5,423,378
13,000 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+   13,381,160
4,375 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
3.840%, 2/01/54
2/29 at 100.00 Aa1   4,244,188
10,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E, 0.000%, 2/01/26 - AMBAC Insured
No Opt. Call AA-   9,232,400
1,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R   895,090
1,250 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R   1,271,062
1,230 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R   1,265,412
71,605 Total Indiana 70,810,826
Iowa - 1.0% (0.6% of Total Investments)
21,525 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 BBB-   21,673,092
1,900 Iowa Higher Education Loan Authority, Private College Facility Revenue
Bonds, Upper Iowa University Project, Series 2012, 5.000%, 9/01/43,
(Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (4) 1,928,804
23,425 Total Iowa 23,601,896
Kansas - 0.7% (0.4% of Total Investments)
2,085 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB-   2,044,906
3,565 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
3/23 at 100.00 N/R   1,590,774
10,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 AA-   10,447,000

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 1,130 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1   $ 1,183,980
16,780 Total Kansas 15,266,660
Kentucky - 1.4% (0.9% of Total Investments)
Christian County, Kentucky, Hospital Revenue Bonds,
Jennie Stuart Medical Center, Series 2016:
5,000 5.375%, 2/01/36 2/26 at 100.00 BBB-   5,197,550
435 5.500%, 2/01/44 2/26 at 100.00 BBB-   447,063
1,000 Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial
Hospital Project, Series 2013, 5.700%, 8/01/39, (Pre-refunded 8/01/23)
- AGM Insured
8/23 at 100.00 A1  (4) 1,015,690
2,355 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R   2,261,389
Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Rosedale
Green Project, Refunding Series 2015:
500 5.750%, 11/15/45 11/25 at 100.00 N/R   448,590
2,250 5.750%, 11/15/50 11/25 at 100.00 N/R   1,979,257
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 Baa1   6,249,600
7,070 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2   7,014,995
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project,
Convertible Capital Appreciation First Tier Series 2013C:
1,335 0.000%, 7/01/43 (8) 7/31 at 100.00 Baa2   1,518,883
2,295 0.000%, 7/01/46 (8) 7/31 at 100.00 Baa2   2,614,969
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, First
Tier Series 2013A:
3,080 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 3,114,342
615 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 622,429
215 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2012A,
4.000%, 10/01/29
3/23 at 100.00 AA-   215,241
32,150 Total Kentucky 32,699,998
Louisiana - 2.5% (1.5% of Total Investments)
500 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R   500,075
5,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/42
5/27 at 100.00 A3   5,208,000
18,730 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3   18,069,018
6,125 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   6,165,058
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Refunding Series 2015A:
1,450 5.000%, 7/01/39 7/25 at 100.00 A   1,489,106
10 5.000%, 7/01/39, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R  (4) 10,639

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 A   $ 1,023,950
1,000 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/56
7/26 at 100.00 A3   1,019,440
3,305 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
5/23 at 100.00 BBB+   3,238,966
1,910 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles
Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31
3/23 at 100.00 N/R   1,914,775
Louisiana Public Facilities Authority, Revenue Bonds,
Loyola University Project, Refunding Series 2017:
1,775 0.000%, 10/01/36 (8) 10/33 at 100.00 BBB   1,827,522
3,000 5.250%, 10/01/46 10/33 at 100.00 BBB   2,955,240
7,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A3   7,137,830
1,060 Louisiana Public Facilities Authority, Revenue Bonds, Southwest
Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%,
12/15/43
12/23 at 100.00 N/R   1,073,812
1,000 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2   1,006,770
1,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 A   1,025,360
2,560 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 2,645,811
330 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB-   329,416
56,755 Total Louisiana 56,640,788
Maine - 0.2% (0.1% of Total Investments)
4,965 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A, 5.000%, 7/01/46
7/26 at 100.00 Ba1   4,709,948
4,965 Total Maine 4,709,948
Maryland - 0.5% (0.3% of Total Investments)
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (5)
3/23 at 100.00 N/R   1,200,000
7,145 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3   7,288,400
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 Baa1  (4) 2,069,980
355 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%,
7/01/46, 144A
1/26 at 100.00 N/R   358,224
11,500 Total Maryland 10,916,604
Massachusetts - 0.8% (0.5% of Total Investments)
475 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   482,524

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 1,525 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 Baa2   $ 1,500,143
1,800 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/34
10/26 at 100.00 Baa2   1,874,088
10,450 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue J, Series 2016, 3.500%, 7/01/33, (AMT)
7/24 at 100.00 A   10,077,875
4,560 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 Aa2  (4) 4,593,835
18,810 Total Massachusetts 18,528,465
Michigan - 2.0% (1.2% of Total Investments)
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series 2013:
750 6.000%, 10/01/33 10/23 at 100.00 N/R   734,340
1,250 6.000%, 10/01/43 10/23 at 100.00 N/R   1,171,262
13,835 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call AA   15,459,229
5 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
3/23 at 100.00 A2   5,006
3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A2   3,339,030
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
3/23 at 100.00 A2   5,011
10 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
3/23 at 100.00 A1   10,024
20,460 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, 5.000%, 5/15/54
5/26 at 100.00 A2   20,724,548
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 A2   1,026,550
1,350 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   1,403,082
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37
3/23 at 100.00 A   2,003,100
43,665 Total Michigan 45,881,182
Minnesota - 0.9% (0.6% of Total Investments)
700 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R   653,247
1,500 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
3/23 at 102.00 BB+   1,511,295
800 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 N/R   766,272
3,435 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 A2   3,579,030
Saint Paul Housing & Redevelopment Authority,
Minnesota, Charter School Lease Revenue Bonds,
Hmong College Prep Academy Project, Series 2016A:
750 5.750%, 9/01/46 9/26 at 100.00 BB+   758,452
4,000 6.000%, 9/01/51 9/26 at 100.00 BB+   4,069,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 6,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group,
Refunding Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 A   $ 6,266,940
4,055 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
3/23 at 100.00 N/R   4,056,744
21,240 Total Minnesota 21,661,140
Missouri - 1.8% (1.1% of Total Investments)
690 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 3.900%, 11/01/29
11/25 at 100.00 N/R   630,970
895 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1   924,141
55 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A,
5.000%, 3/01/36
3/27 at 100.00 Ba1   57,069
10,090 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 A-   10,497,737
135 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   120,373
12,005 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/29 -
AMBAC Insured
No Opt. Call A2   10,237,744
650 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF
Financing, Series 2018B, 5.000%, 2/01/40, 144A
2/28 at 100.00 N/R   522,502
1,000 Liberty Public School District 53, Clay County, Missouri, Lease
Participation Certificates, School Boards Association, Series 2014,
5.000%, 4/01/31
3/23 at 100.00 AA-   1,001,970
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
945 5.125%, 6/01/25, 144A No Opt. Call N/R   931,401
3,810 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R   3,572,828
3,695 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R   3,449,135
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City
University of Medicine and Biosciences, Series 2013A:
1,590 5.000%, 6/01/30 6/23 at 100.00 A1   1,605,025
2,700 5.000%, 6/01/33 6/23 at 100.00 A1   2,724,759
665 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.250%, 5/01/33
5/23 at 100.00 BBB-   669,416
505 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, University of Central Missouri, Series 2013C-
2, 5.000%, 10/01/34
10/23 at 100.00 A+   510,262
50 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
11/23 at 100.00 A2   50,269

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
$ 1,275 5.000%, 11/15/41 11/25 at 100.00 N/R   $ 1,283,211
1,105 5.000%, 11/15/46 11/25 at 100.00 N/R   1,109,232
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   431,690
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Saint Andrew's Resources for
Seniors, Series 2015A:
450 5.000%, 12/01/35 12/25 at 100.00 N/R   444,100
130 5.125%, 12/01/45 12/25 at 100.00 N/R   124,673
830 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 Ba1   856,826
700 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R   537,866
44,400 Total Missouri 42,293,199
Nebraska - 0.6% (0.4% of Total Investments)
5,835 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+   6,138,420
Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014:
1,930 5.000%, 5/15/27 5/24 at 100.00 A-   1,961,575
3,000 5.000%, 5/15/36 5/24 at 100.00 A-   3,019,830
2,110 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015, 5.000%, 11/01/48
11/25 at 100.00 A   2,144,013
12,875 Total Nebraska 13,263,838
Nevada - 0.4% (0.2% of Total Investments)
4,410 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged Revenues,
Series 2018A, 5.000%, 5/01/48
6/28 at 100.00 AA+   4,698,458
4,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 AA   4,130,400
8,410 Total Nevada 8,828,858
New Jersey - 8.1% (5.0% of Total Investments)
255 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 259,891
1,100 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.125%,
7/01/42 - AGM Insured, (AMT)
1/24 at 100.00 A-   1,112,430
17,580 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 BBB+  (4) 19,756,580
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
40 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 N/R  (4) 42,815
755 5.250%, 6/15/40, (UB) 6/25 at 100.00 BBB+   773,225

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2016AAA:
$ 1,000 5.000%, 6/15/36 12/26 at 100.00 BBB+   $ 1,052,420
10,000 5.000%, 6/15/41 12/26 at 100.00 BBB+   10,337,500
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2017DDD:
2,000 5.000%, 6/15/35 6/27 at 100.00 BBB+   2,135,940
2,175 5.000%, 6/15/42 6/27 at 100.00 BBB+   2,251,212
16,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 BBB+   16,752,960
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
275 5.125%, 9/15/23, (AMT) 3/23 at 101.00 B+   276,323
1,650 5.250%, 9/15/29, (AMT) 3/23 at 101.00 B+   1,667,473
2,155 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/37, (AMT)
10/27 at 100.00 Baa2   2,194,286
1,120 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB+  (4) 1,132,085
5,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 3.000%,
7/01/51
7/31 at 100.00 AA-   3,955,550
405 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   413,387
2,900 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/41
12/31 at 100.00 BBB+   2,871,029
19,650 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 BBB+   20,928,036
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Capital Appreciation Series
2010A:
3,130 0.000%, 12/15/28 No Opt. Call BBB+   2,599,559
3,000 0.000%, 12/15/31 No Opt. Call BBB+   2,210,520
12,715 0.000%, 12/15/33 No Opt. Call BBB+   8,538,631
610 0.000%, 12/15/34 No Opt. Call BBB+   387,807
2,480 0.000%, 12/15/40 No Opt. Call BBB+   1,108,610
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
10,000 0.000%, 12/15/33 - AGM Insured No Opt. Call A-   6,809,200
20,000 0.000%, 12/15/36 - AMBAC Insured, (UB) (6) No Opt. Call BBB+   11,341,800
19,175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2008A, 0.000%, 12/15/35
No Opt. Call BBB+   11,442,873
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call BBB+   7,129,500
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 BBB+   5,212,950
6,305 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 BBB+   6,421,769
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34, (UB) (6)
12/28 at 100.00 BBB+   16,406,250

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 6,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 BBB+   $ 5,831,340
1,595 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+   1,646,806
10,755 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   10,864,271
214,825 Total New Jersey 185,865,028
New Mexico - 0.2% (0.1% of Total Investments)
4,185 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A, 5.000%,
8/01/44
8/29 at 100.00 Aa3   4,469,162
4,185 Total New Mexico 4,469,162
New York - 16.4% (10.1% of Total Investments)
Brooklyn Arena Local Development Corporation, New
York, Payment in Lieu of Taxes Revenue Bonds, Barclays
Center Project, Series 2009:
3,400 0.000%, 7/15/44 No Opt. Call Ba1   1,127,916
12,020 0.000%, 7/15/46 No Opt. Call Ba1   3,540,611
450 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 Caa2   404,676
200 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.000%, 11/01/39
11/24 at 100.00 BB-   189,968
490 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   496,076
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
2,950 5.000%, 7/01/50 7/25 at 100.00 BBB+   3,005,667
220 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R  (4) 233,787
15,270 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%,
12/01/46, 144A
12/26 at 100.00 BB-   14,719,058
5,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
4.000%, 3/15/48
3/32 at 100.00 AA+   4,915,700
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/40
2/30 at 100.00 Aa1   5,031,400
81,270 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%,
6/01/50, 144A
3/23 at 18.09 N/R   9,132,310
350 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB   297,483
3,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A, 5.000%, 9/01/39
9/24 at 100.00 A   3,082,920
6,280 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 BBB+   6,528,625
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Series
2016B:
4,210 5.000%, 11/15/34 11/26 at 100.00 BBB+   4,348,214

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,320 5.000%, 11/15/37 11/26 at 100.00 BBB+   $ 3,414,355
1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 BBB+   1,024,310
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 BBB+   5,293,150
2,500 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013A, 5.000%, 11/15/38
5/23 at 100.00 BBB+   2,504,700
2,775 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013D, 5.000%, 11/15/38
11/23 at 100.00 BBB+   2,789,957
1,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/34
3/23 at 100.00 A-   1,002,580
6,895 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/41
6/29 at 100.00 AA+   6,930,371
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series AA, 4.000%, 6/15/40
12/29 at 100.00 AA+   10,085,300
9,750 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 AA+   9,634,853
3,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series DD-1, 4.000%, 6/15/50
6/30 at 100.00 AA+   3,914,010
2,035 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+   2,040,820
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 AA+   4,935,700
8,530 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series AA-1, 4.000%, 6/15/50
12/30 at 100.00 AA+   8,420,304
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 AA+   9,860,300
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA   5,383,800
4,440 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 AA   4,739,966
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 Aa1   10,039,800
10,000 New York City, New York, Educational Construction Fund Revenue
Bonds, Series 2021B, 5.000%, 4/01/46
4/31 at 100.00 AA-   10,850,800
5,750 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 AA-   6,218,452
1,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 4.000%, 8/01/36
8/30 at 100.00 AA-   1,543,245
2,860 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 AA-   3,140,766
45,260 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   45,196,636

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,700 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R   $ 5,725,536
5,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A, 5.000%, 1/01/46
1/26 at 100.00 A-   5,188,700
8,265 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 Aa1   9,014,801
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
11,660 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   11,667,346
68,850 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   69,052,419
New York Transportation Development Corporation,
New York, Special Facility Revenue Bonds, American
Airlines, Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
2,100 5.000%, 8/01/26, (AMT) 2/23 at 100.00 B-   2,100,378
28,700 5.000%, 8/01/31, (AMT) 2/23 at 100.00 B-   28,700,000
4,175 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B-   4,305,678
5,350 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/31, (AMT)
1/28 at 100.00 BB+   5,597,491
2,100 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 5.000%, 10/01/40, (AMT)
10/30 at 100.00 BB+   2,149,518
10,325 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 AA-   10,956,787
14,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   1,779,875
2,320 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2015B, 5.000%, 11/15/45
11/25 at 100.00 AA-   2,424,794
2,150 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   2,023,387
467,885 Total New York 376,705,296
North Carolina - 0.2% (0.1% of Total Investments)
5,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB   5,212,300
5,000 Total North Carolina 5,212,300
North Dakota - 2.5% (1.5% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
2,000 3.000%, 12/01/39 - AGM Insured 12/31 at 100.00 BBB-   1,711,760
1,075 4.000%, 12/01/46 12/31 at 100.00 BBB-   936,884
1,750 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 BBB-   1,296,925
1,425 4.000%, 12/01/51 12/31 at 100.00 BBB-   1,189,975
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
8,915 5.000%, 6/01/43 6/28 at 100.00 BB+   8,580,153
5,000 5.000%, 6/01/48 6/28 at 100.00 BB+   4,674,350

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 42,290 5.000%, 6/01/53 6/28 at 100.00 BB+   $ 39,070,462
62,455 Total North Dakota 57,460,509
Ohio - 3.1% (1.9% of Total Investments)
8,375 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   1,118,816
2,750 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   2,626,250
310 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB-   302,427
10,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/40, (UB) (6)
5/25 at 100.00 Aa2   10,212,100
2,845 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   2,532,932
6,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (5)
No Opt. Call N/R   7,500
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (5)
No Opt. Call N/R   1,250
7,045 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 A   6,730,159
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (5)
No Opt. Call N/R   3,750
27,880 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   26,714,895
22,820 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   21,866,352
92,025 Total Ohio 72,116,431
Oklahoma - 2.6% (1.6% of Total Investments)
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
12,690 5.250%, 8/15/43 8/28 at 100.00 BB-   12,013,243
9,715 5.250%, 8/15/48 8/28 at 100.00 BB-   8,937,314
18,235 5.500%, 8/15/52 8/28 at 100.00 BB-   17,687,950
15,570 5.500%, 8/15/57 8/28 at 100.00 BB-   14,944,553
1,550 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 N/R   1,539,724
2,055 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.375%, 6/01/33, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 A3  (4) 2,073,474
1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   1,511,370
61,315 Total Oklahoma 58,707,628

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon - 0.3% (0.2% of Total Investments)
$ 7,330 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 AA-   $ 7,748,396
7,330 Total Oregon 7,748,396
Pennsylvania - 6.0% (3.7% of Total Investments)
380 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
3/23 at 100.00 B1   380,049
1,355 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   1,279,662
11,700 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB-   11,701,404
34,785 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R   43,481
2,030 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,557,315
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
16,975 5.000%, 11/01/47 11/27 at 100.00 BB-   11,782,517
6,695 5.000%, 11/01/50 11/27 at 100.00 BB-   4,572,819
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
4,000 5.000%, 6/01/32, (UB) (6) 6/28 at 100.00 A   4,439,240
2,260 5.000%, 6/01/33, (UB) (6) 6/28 at 100.00 A   2,501,526
2,405 5.000%, 6/01/34 (6) 6/28 at 100.00 A   2,650,190
1,275 5.000%, 6/01/34, (UB) (6) 6/28 at 100.00 A   1,404,986
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2015:
1,030 5.000%, 1/01/38 1/25 at 100.00 BBB+   1,040,990
205 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 215,012
845 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 886,270
15,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 4.000%,
2/15/47
2/27 at 100.00 A1   14,425,500
Geisinger Authority, Montour County, Pennsylvania,
Health System Revenue Bonds, Geisinger Health System,
Series 2020A:
8,710 4.000%, 4/01/39 4/30 at 100.00 A1   8,737,524
5,085 4.000%, 4/01/50 4/30 at 100.00 A1   4,858,819
5,000 5.000%, 4/01/50 4/30 at 100.00 A1   5,176,650
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
6,190 5.250%, 1/15/36, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 6,515,594
3,535 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 3,720,941
2,206 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
3/23 at 100.00 N/R   397,030

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 893 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   $ 160,790
24,890 Pennsylvania Economic Development Financing Authority, 5.000%,
12/31/57, (AMT), (UB) (6)
12/32 at 100.00 A1   26,078,498
4,135 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   4,171,554
11,750 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (5)
9/25 at 100.00 N/R   5,875,000
130 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 Baa3   131,538
1,000 Pennsylvania Public School Building Authority, Lease Revenue Bonds,
School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 - AGM
Insured
No Opt. Call A1   1,107,150
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Capital Appreciation Series 2009E:
3,530 6.000%, 12/01/30 12/27 at 100.00 A3   4,109,167
2,000 6.375%, 12/01/38 12/27 at 100.00 A3   2,292,000
4,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Sciences in Philadelphia, Series
2017, 5.000%, 11/01/47
5/27 at 100.00 N/R   4,083,080
1,100 The Redevelopment Authority of the City of Scranton, Lackawanna
county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series
2016A, 5.000%, 11/15/28
5/24 at 100.00 BB+   1,087,955
185,094 Total Pennsylvania 137,384,251
Puerto Rico - 7.3% (4.5% of Total Investments)
75,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
3/23 at 7.74 N/R   5,423,250
1,805 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R   377,202
1,595 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%,
7/01/37, 144A
7/32 at 100.00 N/R   1,624,906
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
16,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   16,307,520
5,255 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R   5,203,554
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/28, 144A
No Opt. Call N/R   257,218
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
8,180 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   8,410,349
2,745 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R   2,791,967
5,785 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R   5,184,227
92 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   88,952
60 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022B, 0.000%, 7/01/32
No Opt. Call N/R   37,739

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 102 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   $ 59,688
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
46,230 0.000%, 7/01/51 7/28 at 30.01 N/R   9,662,532
103,479 5.000%, 7/01/58 7/28 at 100.00 N/R   102,210,348
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R   1,919,640
493 4.536%, 7/01/53 7/28 at 100.00 N/R   453,806
587 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022, 1.000%,
11/01/51
No Opt. Call N/R   259,096
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
140 4.000%, 7/01/37 7/31 at 103.00 N/R   124,278
8,008 4.000%, 7/01/41 7/31 at 103.00 N/R   6,911,825
1,000 Puerto Rico, Highway and Transportation Authority Highway Revenue
Bonds, Series 2022, 5.250%, 7/01/36
2/23 at 100.00 N/R   1,008,000
278,806 Total Puerto Rico 168,316,097
Rhode Island - 0.2% (0.1% of Total Investments)
21,570 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
2/23 at 17.70 CCC-   3,597,876
21,570 Total Rhode Island 3,597,876
South Carolina - 2.8% (1.7% of Total Investments)
Piedmont Municipal Power Agency, South Carolina,
Electric Revenue Bonds, Series 2004A-2:
21,570 0.000%, 1/01/30 - AMBAC Insured No Opt. Call A-   17,499,310
5,560 0.000%, 1/01/31 - AGC Insured No Opt. Call A-   4,408,635
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   10,089,400
7,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB) (6)
12/26 at 100.00 A-   7,638,450
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A:
5,970 4.000%, 12/01/43 6/32 at 100.00 A-   5,834,600
10,295 5.000%, 12/01/55 6/32 at 100.00 A-   10,557,214
9,155 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 A-   9,286,740
70,050 Total South Carolina 65,314,349
South Dakota - 0.2% (0.1% of Total Investments)
4,455 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+   4,529,042
4,455 Total South Dakota 4,529,042
Tennessee - 0.5% (0.3% of Total Investments)
1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42,
144A
12/26 at 100.00 N/R   938,920

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 4,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1,
4.000%, 8/01/44
8/29 at 100.00 Baa1   $ 3,854,360
2,395 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/44
10/24 at 100.00 Baa2   2,407,334
5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 A2   5,213,750
155 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/24
No Opt. Call Baa2   156,485
12,550 Total Tennessee 12,570,849
Texas - 9.8% (6.0% of Total Investments)
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series
2016A:
165 5.000%, 12/01/36 12/26 at 100.00 BBB-   170,452
130 5.000%, 12/01/46 12/26 at 100.00 BBB-   132,125
760 5.000%, 12/01/51 12/26 at 100.00 BBB-   770,161
870 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   903,147
730 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   757,346
Board of Managers, Joint Guadalupe County-Seguin
City Hospital, Texas, Hospital Mortgage Revenue Bonds,
Refunding & Improvement Series 2015:
3,135 5.250%, 12/01/35 12/25 at 100.00 BB   3,159,735
3,340 5.000%, 12/01/40 12/25 at 100.00 BB   3,260,141
980 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   1,015,711
1,735 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   1,800,097
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2015A:
2,000 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 2,130,200
3,625 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 3,860,987
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1
Project, Series 2016:
515 6.250%, 9/01/35 9/23 at 103.00 N/R   533,746
490 6.500%, 9/01/46 9/23 at 103.00 N/R   507,807
1,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
3/23 at 100.00 Baa2   999,980
150 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
3/23 at 100.00 Baa2   149,996
2,335 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 BBB+   2,348,636
Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Subordinate Lien Series 2013B:
17,000 5.250%, 10/01/51, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (4) 17,310,760

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,140 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228, 13.281%, 11/01/44,
(Pre-refunded 10/01/23), 144A, (IF) (6)
10/23 at 100.00 N/R  (4) $ 1,215,924
10,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1998, 8.000%, 4/01/28, (AMT)
3/23 at 100.00 B3   10,011,200
3,480 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA   3,551,932
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Capital Appreciation Refunding Senior Lien Series
2014A:
295 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A1   123,552
590 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A1   234,018
1,000 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A1   376,620
2,000 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A1   713,080
2,600 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A1   876,590
4,180 0.000%, 11/15/53 - AGM Insured 11/31 at 33.96 A1   916,799
6,170 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.000%, 11/15/37 - NPFG Insured
11/31 at 69.08 BB+   2,816,173
4,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB   2,205,854
40,500 Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 - NPFG
Insured
11/30 at 54.04 A1   15,421,995
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B   2,005,580
235 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 B   237,507
2,845 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   2,924,176
3,750 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-
2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   3,854,813
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Project,
Series 2001B:
28,305 0.000%, 9/01/28 - AMBAC Insured No Opt. Call A   23,857,436
5,000 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A   3,938,750
5,765 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A   4,376,730
6,000 Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2001B, 5.500%, 12/01/29 - NPFG Insured, (ETM)
No Opt. Call AA+  (4) 6,886,200
7,500 Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call A1  (4) 9,834,750
720 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A-   744,847
2,750 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/40
5/25 at 100.00 A   2,829,530

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,505 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call A   $ 2,734,483
8,630 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
2/23 at 104.00 BB-   8,589,871
15,329 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (5)
1/26 at 102.00 N/R   306,574
150 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R  (4) 162,097
825 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
(5)
7/25 at 100.00 Caa2   701,250
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
6,330 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R  (4) 8,190,767
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 12,296,923
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Capital Appreciation Series 2008I:
2,555 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 A1  (4) 2,737,810
7,000 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 A1  (4) 7,526,260
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call A1   8,696,100
4,880 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 A1   4,999,755
North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier, Series 2015A:
7,855 5.000%, 1/01/33 1/25 at 100.00 A2   8,192,215
2,205 5.000%, 1/01/34 1/25 at 100.00 A2   2,297,257
1,000 5.000%, 1/01/35 1/25 at 100.00 A2   1,039,390
2,345 5.000%, 1/01/38 1/25 at 100.00 A2   2,422,409
1,570 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
2/24 at 100.00 Ba1   1,601,007
1,000 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%,
12/15/47 (5)
3/23 at 100.00 N/R   610,000
5 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48
9/27 at 100.00 AA+   4,962
1,090 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A-   1,158,681
2,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3A & 3B Facility, Series 2013, 7.000%, 12/31/38, (AMT)
9/23 at 100.00 Baa2   2,035,380
3,600 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3   3,359,988
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/37
10/27 at 100.00 AAA   5,175,800
275,354 Total Texas 224,604,062

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.1% (0.1% of Total Investments)
$ 2,005 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   $ 2,006,342
2,005 Total Utah 2,006,342
Virginia - 2.4% (1.5% of Total Investments)
12,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51 (6)
7/26 at 100.00 BBB   12,224,160
22,405 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51, (UB) (6)
7/26 at 100.00 BBB   22,823,525
540 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25)
3/25 at 100.00 N/R  (4) 572,519
2,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
2/23 at 100.00 B-   1,942,300
17,500 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 Baa3   17,471,300
54,445 Total Virginia 55,033,804
Washington - 2.3% (1.4% of Total Investments)
940 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 -
FGIC Insured
3/23 at 100.00 AAA   975,729
6,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/38
7/25 at 100.00 AA-   6,283,740
3,155 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/27
12/26 at 100.00 Baa3   3,363,388
135 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
2/23 at 100.00 N/R   131,806
6,065 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015,
4.000%, 7/01/36
7/25 at 100.00 A3   6,051,778
10,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41
2/28 at 100.00 A+   10,155,600
1,760 Washington Health Care Facilities Authority, Revenue Bonds, Overlake
Hospital Medical Center, Series 2017A, 5.000%, 7/01/42
1/28 at 100.00 A   1,801,131
Washington Health Care Facilities Authority, Revenue
Bonds, Seattle Cancer Center Alliance, Series 2020:
2,000 4.000%, 9/01/45 9/30 at 100.00 A2   1,950,860
3,300 5.000%, 9/01/55 9/30 at 100.00 A2   3,456,816
8,200 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015B, 5.000%, 10/01/38
4/30 at 100.00 Aa2   8,893,802
9,435 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 BB+   8,287,327
1,410 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/24 - NPFG Insured
No Opt. Call AA+   1,345,112
52,900 Total Washington 52,697,089

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 0.2% (0.1% of Total Investments)
$ 5,160 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (4) $ 5,210,207
5,160 Total West Virginia 5,210,207
Wisconsin - 3.4% (2.1% of Total Investments)
25 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.000%,
6/15/37, 144A
6/24 at 100.00 N/R   24,226
1,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36,
144A
5/26 at 100.00 N/R   940,740
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
5,545 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R   4,885,810
4,430 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R   3,481,094
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, First Tier Series 2018A-1:
80 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   1,775
70 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   1,481
69 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   1,386
66 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   1,254
65 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   1,177
85 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   1,432
84 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   1,349
81 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   1,235
79 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   1,152
78 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   1,080
4,225 5.500%, 7/01/56, 144A (5) 3/28 at 100.00 N/R   2,430,426
86 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   1,134
84 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   1,052
81 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   979
80 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   906
79 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   846
76 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   783
75 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   731
73 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   685
72 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   636
78 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   638
935 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   6,984
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, Second Tier Series 2018B:
69 0.000%, 1/01/46, 144A (5) No Opt. Call N/R   1,650
68 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   1,520
68 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   1,441
67 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   1,361
67 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   1,254
73 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   1,311
1,874 1.000%, 7/01/51, 144A (5) 3/28 at 100.00 N/R   1,123,079
72 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   1,220
71 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   1,149
71 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   1,080
70 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   1,015
69 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   958
68 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   902

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 67 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   $ 847
67 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   804
67 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   754
66 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   704
65 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   665
64 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   625
64 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   595
63 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   557
62 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   510
808 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   6,037
1,200 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R   1,072,944
1,690 Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream Meadowlands Project, Series
2017A, 3.125%, 8/01/27, 144A (5)
No Opt. Call N/R   1,407,415
1,350 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream Meadowlands Project, Series 2017,
7.000%, 12/01/50, 144A
12/27 at 100.00 N/R   1,185,368
160 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 BBB   165,323
2,905 Public Finance Authority of Wisconsin, Student Housing Revenue Bonds,
Collegiate Housing Foundation - Cullowhee LLC - Western California
University Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 BBB-   2,915,981
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB-   979,290
1,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Senior Series 2003A, 0.000%, 12/15/31
No Opt. Call A1   734,270
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Mercy Alliance, Inc., Series 2012:
2,105 5.000%, 6/01/32 3/23 at 100.00 A3   2,106,831
2,500 5.000%, 6/01/39 3/23 at 100.00 A3   2,501,200
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance
Senior Credit Group, Series 2016A:
12,650 5.000%, 11/15/39 5/26 at 100.00 Aa2   13,154,482
13,080 4.000%, 11/15/46 5/26 at 100.00 AA+   12,904,597
1,120 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 5.250%,
10/01/39
3/23 at 102.00 N/R   1,035,507
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A:
14,950 3.000%, 10/15/38 10/31 at 100.00 AA-   13,229,554
5,535 3.000%, 10/15/39 10/31 at 100.00 AA-   4,816,723
25 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%,
2/15/28, (Pre-refunded 8/15/25)
8/25 at 100.00 N/R  (4) 26,619
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   4,059,640
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital,
Inc., Series 2014A:
1,415 5.000%, 7/01/27 7/24 at 100.00 A   1,457,634

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,310 5.000%, 7/01/29 7/24 at 100.00 A   $ 1,345,632
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
1,005 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 N/R  (4) 1,018,809
85 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 N/R  (4) 86,168
90,886 Total Wisconsin 79,145,016
$ 4,230,220 Total Municipal Bonds (cost $3,529,635,373) 3,630,218,801
Shares Description (1) Value
X 110,762,055 COMMON STOCKS - 4.8% (3.0% of Total Investments)
X 110,762,055
Independent Power And Renewable Electricity Producers - 4.8% (3.0% of Total Investments)
1,447,870 Energy Harbor Corp (10),(11) $ 110,762,055
Total Independent Power And Renewable Electricity Producers 110,762,055
Total Common Stocks (cost $41,247,164) 110,762,055
Shares Description (1) Value
1,242,992 INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments)
X 1,242,992
6,266 BlackRock MuniHoldings Fund Inc $ 77,698
30,000 Invesco Municipal Opportunity Trust 301,500
43,020 Invesco Trust for Investment Grade Municipals 448,699
43,420 PIMCO Municipal Income Fund II 415,095
Total Investment Companies (cost $1,569,945) 1,242,992
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
190,990 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (12)
X 190,990
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
$ 191 Lombard Starwood Westin
Hotel Corporate Bond , (cash
7.500%, PIK 7.500%) (14)
7.500% N/A N/A 12/31/23 N/R $ 190,990
191 Total Hotels, Restaurants & Leisure 190,990
$ 191 Total Variable Rate Senior Loan Interests (cost $190,990) 190,990
Total Long-Term Investments (cost $3,572,643,472) 3,742,414,838
Floating Rate Obligations - (7.3)% (166,766,000)
MuniFund Preferred Shares, net of deferred offering costs - (27.9)%(15) (640,092,454)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (29.3)%(16) (673,391,620)
Other Assets & Liabilities, Net -  1.6% 34,512,395
Net Assets Applicable to Common Shares - 100% $ 2,296,677,159

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NZF
circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,630,191,351 $ 27,450 $ 3,630,218,801
Common Stocks – 110,762,055 – 110,762,055
Investment Companies 1,242,992 – – 1,242,992
Variable Rate Senior Loan Interests – 190,990 – 190,990
Total
$ 1,242,992 $ 3,741,144,396 $ 27,450 $ 3,742,414,838
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008C, 3.950%, 11/01/32.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(15) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 17.1%.
(16) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 18.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.